Financial risk management (Details 8) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Beginning balance	$ (20,974)	$ (30,845)
Recognized in Other comprehensive income	4,375	8,304
Reclassified to the statement of income occurred exports	704	1,220
Other comprehensive income (loss)	5,079	9,524
Ending balance	$ (15,895)	$ (21,321)